Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(5) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6)	Net Loss (in millions) ($)
2025	4,774,820	785,553	1,176,109	519,134	20.06	(40.4)
2024	3,903,514	5,048,872	1,054,128	943,200	60.87	(112.7)
2023	2,915,546	1,065,152	1,286,574	604,442	59.33	(179.9)
(1)    The PEO in all reporting years is John T. (Jack) McDonald. The NEOs in the 2025 reporting year are: Michael D. Hill and Daniel Doman. The NEOs in the 2024 reporting year are: Michael D. Hill, Matt Breslin, Karen Cummings, Daniel Doman, and Oliver Yates. The NEOs in the 2023 reporting year are: Michael D. Hill, Daniel Doman, Oliver Yates, and Paul Miller.
(2)    The dollar amounts reported are the amounts of total compensation reported for Mr. McDonald for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation—Summary Compensation Table.”
(3)    The dollar amounts reported represent the amount of compensation actually paid (“CAP”) to Mr. McDonald, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McDonald during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. McDonald’s total compensation for each year to determine the CAP.
(4)    The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year.
(5)    The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.
(6)    Represents the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2022 in the Company. The Company has not paid any cash dividends and, therefore, the Cumulative TSR calculation on its Common Stock is based solely upon stock price appreciation or depreciation and does not include any reinvestment of cash dividends.

PEO Total Compensation Amount	$ 4,774,820	$ 3,903,514	$ 2,915,546
PEO Actually Paid Compensation Amount	$ 785,553	5,048,872	1,065,152
Adjustment To PEO Compensation, Footnote
Pay Versus Performance Calculation Detail

	PEO			NEO AVERAGE
	2025	2024	2023	2025	2024	2023

Summary Compensation Table Total	$4,774,820	$3,903,514	$2,915,546	$1,176,109	$1,054,128	$1,286,574
Less: Reported Fair Value of Equity Awards(1)	$(4,235,000)	$(3,202,500)	$(2,325,000)	$(802,150)	$(587,730)	$(910,013)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested	$595,834	$723,335	$845,997	$313,409	$439,787	$306,673
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested	$(242,499)	$(14,584)	$(259,791)	$(121,250)	$4,492	$(114,190)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$185,520	$3,764,686	$139,336	$139,451	$105,127	$151,527
Add: Changes in Fair Value of Equity Awards Granted in Prior Years that vested in the Year	$(293,122)	$(125,579)	$(250,936)	$(186,435)	$(72,604)	$(116,129)
Compensation Actually Paid	$785,553	$5,048,872	$1,065,152	$519,134	$943,200	$604,442
(1)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation—Summary Compensation Table.”

Non-PEO NEO Average Total Compensation Amount	$ 1,176,109	1,054,128	1,286,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 519,134	943,200	604,442
Adjustment to Non-PEO NEO Compensation Footnote
Pay Versus Performance Calculation Detail

	PEO			NEO AVERAGE
	2025	2024	2023	2025	2024	2023

Summary Compensation Table Total	$4,774,820	$3,903,514	$2,915,546	$1,176,109	$1,054,128	$1,286,574
Less: Reported Fair Value of Equity Awards(1)	$(4,235,000)	$(3,202,500)	$(2,325,000)	$(802,150)	$(587,730)	$(910,013)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested	$595,834	$723,335	$845,997	$313,409	$439,787	$306,673
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested	$(242,499)	$(14,584)	$(259,791)	$(121,250)	$4,492	$(114,190)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$185,520	$3,764,686	$139,336	$139,451	$105,127	$151,527
Add: Changes in Fair Value of Equity Awards Granted in Prior Years that vested in the Year	$(293,122)	$(125,579)	$(250,936)	$(186,435)	$(72,604)	$(116,129)
Compensation Actually Paid	$785,553	$5,048,872	$1,065,152	$519,134	$943,200	$604,442
(1)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation—Summary Compensation Table.”

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The relationship between (a) the amount of compensation actually paid to Mr. McDonald and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDonald) and (b) the Company’s cumulative TSR over the period is reflected below.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The relationship between (a) the amount of compensation actually paid to Mr. McDonald and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDonald) and (b) the Company’s net loss for the years ended December 31, 2023, 2024, and 2025 is reflected in the graph below.

Total Shareholder Return Amount	$ 20.06	60.87	59.33
Net Income (Loss)	40,400,000	112,700,000	179,900,000
PEO | reported fair value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,235,000)	(3,202,500)	(2,325,000)
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	595,834	723,335	845,997
PEO | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,499)	(14,584)	(259,791)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,520	3,764,686	139,336
PEO | Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,122)	(125,579)	(250,936)
Non-PEO NEO | reported fair value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(802,150)	(587,730)	(910,013)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,409	439,787	306,673
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,250)	4,492	(114,190)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,451	105,127	151,527
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (186,435)	$ (72,604)	$ (116,129)